GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2025
GOODWILL AND INTANGIBLE ASSETS, NET
GOODWILL AND INTANGIBLE ASSETS, NET
(8)	GOODWILL AND INTANGIBLE ASSETS, NET

(a)	Goodwill

ACG acquired 100% equity interests of Huanqiuyimeng and its subsidiaries in the year of 2019. This acquisition was accounted for under the acquisition method of accounting and the excess of fair values of the consideration and non-controlling interests over the fair value of the identifiable net assets of Huanqiuyimeng is recorded as goodwill of RMB 200,478,795.

In May and August 2020, the Group disposed three campuses in relation to the junior art education service to third parties. A decrease in goodwill of RMB 5,723,832 allocated to these campuses within the junior art education service was recognized based on the relative fair values of the campuses being disposed of and the portion of the reporting unit retained.

In July 2022, the Group disposed 70 % equity interests of Quanouyimeng in relation to majority of the foreign language training services to a third party, see Note 5 for details. Nil goodwill was allocated to the disposal group, of which the fair value is determined as nil.

In September 2022, the Group entered into an agreement with Youru. This acquisition was accounted for under the acquisition method and the company recognized a goodwill amounting to RMB1,534,529 accordingly, see Note 3 for details.

The carrying amount of goodwill by reporting unit is as follows:

	Overseas art study	Other Educational
	services	Services	Consolidate
	RMB	RMB	RMB
Balance as of December 31, 2024	177,581,176	18,708,316	196,289,492
Less: Goodwill impairment	(29,848,577)	(4,060,142)	(33,908,719)
Balance as of December 31,2025	147,732,599	14,648,174	162,380,773

The Company performs goodwill impairment testing on an annual basis and whenever events or changes in circumstances indicate that the carrying value of a reporting unit likely exceeds its fair value. This involves estimating the fair value of the reporting units using discounted cash flow models and the key assumptions used in the valuation models include forecasted revenue growth rates, forecasted operating margins and the discount rate. No impairment was identified and recorded for fiscal years ended December 31, 2023 and 2024.

For fiscal years ended December 31, 2025, the impairment charge was primarily triggered by a material decrease in the projected long-term revenue growth rates for the related reporting units compared to the growth assumptions used at the acquisition date. As a result of this decline, the expected future revenue scale and cash flows have been revised downward, leading to a reduction in the recoverable amount of goodwill relative to its carrying value at the time of acquisition.

(b)	Intangible assets

The following table summarizes the Company’s intangible assets, as of December 31, 2024 and 2025.

	As of December 31, 2025
				Weighted
	Gross	Accumulated	Net	average
	carrying	amortization	carrying	amortization
	amount	/deduction	amount	period
	RMB	RMB	RMB	Years
Trademark (i)	84,000,000	(51,608,333)	32,391,667	10
Non-compete arrangements (ii)	56,000,000	(56,000,000)	—	6
Software	1,654,860	(1,564,014)	90,846	10
Total intangible assets	141,654,860	(109,172,347)	32,482,513	—

				Weighted
	Gross	Accumulated	Net	average
	carrying	amortization	carrying	amortization
	amount	/deduction	amount	period
	RMB	RMB	RMB	Years
Trademark (i)	84,000,000	(43,208,333)	40,791,667	10
Non-compete arrangements (ii)	56,000,000	(50,555,556)	5,444,444	6
Software	1,565,195	(1,536,392)	28,803	10
Total intangible assets	141,565,195	(95,300,281)	46,264,914	—

Total amortization expense recognized for the years ended December 31, 2023, 2024 and 2025 is allocated to the following expense items:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
General and administrative	17,257,737	17,674,404	13,872,066
(i)	Trademark was recorded as a result of the acquisition of Huanqiuyimeng businesses.
(ii)	Non-compete arrangements were recorded as a result of the acquisition of Huanqiuyimeng businesses.

As of December 31, 2025, the estimated amortization expense for the next five years and thereafter are as follows:

December 31
RMB
2026	8,416,873
2027	8,408,966
2028	8,408,966
2029	5,117,300
2030	508,966
Thereafter	1,621,442
Total estimated amortization expense	32,482,513